Cost of sales of goods and services, without considering depreciation and amortization (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of continuing involvement in derecognised financial assets [line items]
Schedule of detailed information of cost of sale of goods and services
(a)	The cost of sales of goods is made up as follows:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and products in process, net of depreciation and amortization	30,031	31,797	31,938

Cost of production
Services provided by third parties	185,028	224,979	143,652
Consumption of materials and supplies	94,929	107,908	70,942
Direct labor	67,704	75,099	62,885
Short-term and low-value leases	29,329	31,309	16,289
Electricity and water	21,510	17,657	36,504
Maintenance and repair	21,099	25,681	22,235
Insurance	16,118	16,091	12,036
Transport	13,528	17,449	12,234
Other	6,404	17,263	11,916
Provision (reversal) for impairment of finished goods and product in progress, note 8(c)	(1,071)	(5,471)	5,054
Total cost of production	454,578	527,965	393,747
Final balance of finished goods and products in process	(33,624)	(30,031)	(31,797)
Write – off of products in process	10,957	—	—
Final balance of finished goods and products in process, net of depreciation and amortization	(22,667)	(30,031)	(31,797)
Cost of sales of goods, without considering depreciation and amortization	461,942	529,731	393,888

(b)	The cost of services is made up as follows:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Services provided by third parties	1,681	594	189
Electricity and water	1,204	556	668
Insurances	134	46	81
Maintenance and repair	46	31	55
Consumption of materials and supplies	31	11	20
Transport	14	9	87
Short-term and low-value lease	3	—	6
Direct labor	—	—	371
Other minor cost of services	50	22	77
	3,163	1,269	1,554

Sociedad Minera Cerro Verde S.A.A.
Disclosure of continuing involvement in derecognised financial assets [line items]
Schedule of detailed information about cost of sales

This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2022	December 31, 2021	December 31, 2020
	US$(000)	US$(000)	US$(000)

Materials and supplies	915,323	698,246	581,658
Depreciation and amortization (see note 7 and 2(i))	492,042	471,759	451,001
Labor (a)	343,575	425,524	288,104
Third-party services	246,247	220,920	164,590
Energy	243,549	194,982	200,794
Cost related to COVID-19 pandemic (b)	43,672	89,050	95,702
Variable lease payments, low-value and short-term leases	13,369	5,806	7,399
Depreciation for right-of-use assets (see Note 7 and 10(a))	12,708	12,459	11,320
OEFA and OSINERGMIN contributions (c)	9,308	10,334	5,889
WIP stockpile write-offs (see Note 5)	7,668	—	—
Management fees	2,540	2,352	2,000
Change in work in process inventory	(1,358)	(16,609)	(49,575)
Change in finished goods inventory	(10,368)	(6,129)	10,391
Other costs	49,492	46,394	39,982
	2,367,767	2,155,088	1,809,255